                                   Form 24F-2

             Annual Notice of Securities Sold Pursuant to Rule 24F-2

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.

1.    Name and address of issuer:   Flag Investors Short-Intermediate Income
                                    Fund, Inc. (formerly Flag Investors
                                    Intermediate-Term Income Fund, Inc.) One
                                    South Street, Baltimore, MD 21202

2. The name of each series or class of securities for which this Form is filed. (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |X|

3.    Investment Company Act File Number:     811-06084
                                              ---------

      Securities Act File Number:        33-34275
                                         --------
4(a). Last day of fiscal year for which this Form is filed: December 31, 1998
                                                            -----------------
4(b).|_| Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
              (See Instruction A.2.)         N/A
                                             ---
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).|_|      Check box if this is the last time the issuer will be filing this Form.
                                       N/A
                                       ---

5. Calculation of registration fee:

   (i)   Aggregate sale price of securities sold during the
         fiscal year pursuant to section 24(f):                   $39,662,394.64
                                                                   -------------

   (ii)  Aggregate price of securities redeemed or
         repurchased during the fiscal year:           $35,645,932.00
                                                       --------------

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   (iii)  Aggregate price of securities redeemed or
          repurchased during any prior fiscal year ending
          no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the Commission:      $25,416,223.00
                                                            --------------
   (iv)   Total available redemption credits
          [add Items 5(ii) and 5(iii)]:                          -$61,062,155.00
                                                                 ---------------
   (v)    Net sales -- if Item 5(i) is greater than Item 5(iv)
          [subtract Item 5(iv) from Item 5(i)]:                        $ --
                                                                 ---------------

--------------------------------------------------------------------------------
   (vi)   Redemption credits available for use in future

          years -- if Item 5(i) is less than Item 5(iv)
          [subtract Item 5(iv) from Item 5(i)]:             $(21,399,760.36)
                                                            ---------------
--------------------------------------------------------------------------------

   (vii)  Multiplier for determining registration fee
                  (See Instruction C.9):                          x      .000278

   (viii) Registration fee due [multiply Item 5(v) by Item
          5(vii)] (enter "0" if no fee is due):                   =$        0.00
                                                                  --------------

6. Prepaid Shares

   If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 1,109,899 shares @ $9,861,805.36. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

7. Interest due -- if this Form is being filed more than 90 days after the end
   of the issuer's fiscal year (see Instruction D):   N/A
                                                                  +$       --
                                                                 ---------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                 =$         0.00
                                                                 ---------------

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9.       Date the registration fee and any interest payment was sent to the
         Commission's lockbox depository:
                  Method of Delivery:                N/A
                                            |_| Wire Transfer
                                            |_| Mail or other means

                                   SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*       /s/ Joseph A. Finelli
                                ---------------------------------------------
                                Joseph A. Finelli, Treasurer

                        *Please print the name and title of the signing
                         officer below the signature.

Date:  March 24, 1999
       --------------


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               FLAG INVESTORS SHORT-INTERMEDIATE INCOME FUND, INC.

                                   SCHEDULE A

                                      PROCEEDS                                                                         AGGREGATE
                   SHARES           FROM SALE OF            DRP                                    SHARES              REDEMPTION
                    SOLD               SHARES              SHARES          DRP VALUE              REDEEMED                PRICE
Class A           1,491,889        $15,652,383.00*         203,462       $2,128,706.00            1,585,950          $16,609,172.00
Shares

Institutional     2,941,098         31,141,552.00           56,983          601,559.00            1,796,192           19,036,760.00
Shares            ---------        --------------          -------       -------------            ---------           -------------
                  4,432,987        $46,793,935.00*         260,445       $2,730,265.00            3,382,142          $35,645,932.00

* Includes front-end sales loads of $35,645.00 on Class A Shares.

                                                                                          Prior Credits for
      Prepaid Shares       Shares Sold in 1998     Shares Sold in Reliance on Rule 24f-2     Redemptions       1998 Redemptions
      --------------       -------------------     -------------------------------------     -----------       ----------------
    1,109,899 shares         4,693,432 shares                 3,583,533 shares            2,457,752 shares      3,382,142 shares
     @ $9,861,805.36         @ $49,524,200.00                 @ $39,662,394.64            @ $25,416,223.00      @ $35,645,932.00

     By offsetting some of the Fund's sales in its fiscal year ended December 31, 1998 with prepaid shares (1,109,899 shares @ $9,861,805.36), 3,583,533 shares @ $39,662,394.64 were sold in reliance on Rule 24f-2 in the fiscal year ended December 31, 1998. By offsetting those sales with credits for prior net redemptions and with 1998 redemptions, as shown above, no fee is due.